Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On October 3, 2014, in connection with its bridge financing strategy, the Company issued a 12% note in the amount of $50,000 to an accredited investor which has the same terms as the 12% note issued on September 9, 2014 (see Note 4). On December 23, 2014, the Company issued a 15% convertible promissory note in the amount of $50,000 to an accredited investor and amended the terms of the previously issued 12% notes that were issued on September 9, 2014 and October 3, 2014 to increase the interest rate from 12% to 15% and the number of shares issued with these notes from 12,500 shares to 50,000 shares.

On October 20, 2014, and December 16, 2014, the Company issued two 8% Original Issue Discount Convertible Notes to accredited investors in the total amount of $93,000 with a term of one (1) year and convertible to common shares 180 days from the date of the notes using a conversion price equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.

On January 8, 2015, the Company issued a 3% Original Issue Discount Convertible Note to an accredited investor in the amount of $109,000 with a term of one (1) year and a conversion price equal to the lower of $0.50 or 80% of the share price that will be used by the Company in its next share issuance. In connection with the issuance of the note, the Company also issued 21,800 warrants with an exercise price of $0.63 per share and a term of 2 years.

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 5, 2014, the date that the financial statements were approved and available to be issued, and has identified the following reportable events:

In April 2014, the Company issued a note to a Director amounting to $25,000.  The note is subject to annual interest of 12.5% and a minimum interest of $1,562.  The note shall be paid at the earlier of the Company’s receipt of $50,000 in debt or equity funding or 365 days.

On April 29, 2014 the Company entered into a share exchange agreement with LipidViro Tech, Inc. (“LipidViro”), the principal shareholders of the Company and the shareholders of LipidViro.  Pursuant to the terms of the Exchange Agreement, the principal shareholders of the Company transferred to LipidViro all of the shares by such shareholders in exchange for the issuance of 23,125,001 shares of LipidViro’s common stock. The transaction is accounted for as a reverse acquisition and the Company is considered the accounting acquirer for financial reporting purposes.

In connection with the share exchange agreement, LipidViro issued a 12% convertible note to a third party which has a term of 1 year and a conversion price of $0.30.  Beginning on September 29, 2014 and on each of the following 6 successive months thereafter, LipidViro is obligated to pay 1/6th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. Company may prepay the note for the sum of the then outstanding principal amount of the convertible note and guaranteed interest multiplied by 125%. The Company must reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least equal to 150% of the Required Minimum for the sole purpose of issuance upon conversion of the note and payment of interest on the note. Event of Default that results in the eventual acceleration of this Note, the interest rate on the note shall accrue at an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate permitted under applicable law.

The Company also entered into a Registration Rights Agreement in connection with the convertible note.  If the Company fails to register the common shares underlying the convertible note in the time frame specified by the agreement, the Company shall pay to each Holder an amount in cash equal to the product of 2.0% multiplied by the aggregate subscription amount.  If the Company fails to pay any partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law).

The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30. As a result, the Company determined that the conversion feature of the note qualified for derivative accounting. The fair value of the embedded conversion feature as determined using the Black-Scholes option pricing model amounted to $341,987 which was recognized as a debt discount and amortized over the term of the note.